UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Countrywide Investments, Inc.
          ----------------------------------------------------------------------
Address:  312 Walnut Street, 21st Floor
          ----------------------------------------------------------------------
          Cincinnati, Ohio 45202
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-4774
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maryellen Peretzky
          ----------------------------------------------------------------------
Title:    Chief Operations Officer, Secretary
          ----------------------------------------------------------------------
Phone:    (513) 629-2000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Maryellen Peretzky                      Cincinnati, Ohio           11/15/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:     119
                                        -------------------

Form 13F Information Table Value Total: $ 265,828
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1              ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7          ITEM 8
       NAME OF ISSUER         TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS    VOTING AUTHORITY
                               CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.       (SHARES)
                                                      VALUE     AMOUNT              (b)                  V.
                                                     (000's)                (a)   Shared-      (c)
                                                                           Sole  As Defined  Shared-             (a)    (b)    (c)
                                                                                 in Instr. V  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                       COM      001055 10 2   4,164    99,444     X                                   40,000         59,444
AES CORP                        COM      00130H 10 5   4,297    72,825     X                                   45,000         27,825
AT&T CORP                       COM      001957 10 9   3,907    89,813     X                                   45,000         27,825
AMERICA ONLINE                  COM      02364J 10 4     385     3,700     X                                                   3,700
ABBOTT LABS                     COM      002824 10 0   2,894    78,800     X                                   45,000         33,800
ALBERTSONS INC                  COM      013104 10 4   2,316    58,530     X                                   30,000         28,530
ALCOA INC                       COM      013817 10 1     348     5,600     X                                                   5,600
AMERICAN EXPRESS CO             COM      025816 10 9   1,027     7,605     X                                                   7,605
AMERICAN HOME PRODS CORP        COM      026609 10 7   3,044    73,350     X                                   25,000         48,350
AMERICAN INTL GROUP INC         COM      026874 10 7   4,096    47,120     X                                   23,125         23,995
AMERICAN WTR WKS INC            COM      030411 10 2   2,183    75,450     X                                   70,000          5,450
AMERITECH CORP NEW              COM      030954 10 1   4,203    62,706     X                                   47,800         14,906
AMGEN INC                       COM      031162 10 0     258     3,162     X                                                   3,162
ANHEUSER BUSCH COS INC          COM      035229 10 3     350     5,000     X                                                   5,000
APACHE CORP                     COM      037411 10 5   2,140    49,550     X                                   35,000         14,550
BRITISH PETRO CO                ADR      055622 10 4     235     2,117     X                                                   2,117
BANC ONE CORP                   COM      059438 10 1     672    19,293     X                                                  19,293
BANK NEW YORK CO. INC           COM      064057 10 2   7,506   224,475     X                                   88,000        136,475
BANKAMERICA CORP NEW            COM      06605F 10 2     302     5,430     X                                                   5,430
BELL ATLANTIC CORP              COM      077853 10 9   4,166    61,888     X                                   50,000         11,888
BELLSOUTH CORP                  COM      079860 10 2   7,017   155,938     X                                   97,000         58,938
BRISTOL  MYERS  SQUIBB  CO      COM      110122 10 8     945    14,000     X                                                  14,000
CLECO CORP                      COM      12561M 10 7     973    30,000     X                                   30,000
CMS ENERGY CORP                 COM      125896 10 0   2,036    60,000     X                                   60,000
CSX CORP                        COM      126408 10 3     212     5,000     X                                                   5,000
CAMPBELL SOUP CO                COM      134429 10 9     203     5,200     X                                                   5,200
CHASE MANHATTAN CORP NEW        COM      16161A 10 8     489     6,490     X                                                   6,490
CINCINNATI FINL CORP            COM      172062 10 1     618    16,463     X                                                  16,463
CINERGY CORP                    COM      172474 10 8   2,357    83,251     X                                   50,000         33,251
CISCO SYS INC                   COM      17275R 10 2   2,075    30,270     X                                                  30,270
CITIGROUP INC                   COM      172967 10 1     520    11,807     X                                                  11,807
COCA  COLA  CO                  COM      191216 10 0   1,481    30,694     X                                                  30,694
COMMERCE BANCSHARES INC         COM      200525 10 3     404    11,419     X                                                  11,419
COMPAQ COMPUTER CORP            COM      204493 10 0   3,128   136,649     X                                   40,000         96,649
CONAGRA INC                     COM      205887 10 2     521    23,100     X                                                  23,100
CONSTELLATION ENERGY GROUP      COM      210371 10 0   1,422    50,550     X                                   50,050            500
COUNTRYWIDE CREDIT IND.         COM      222372 10 4     366    11,350     X                                                  11,350
DPL INC                         COM      233293 10 9   1,547    87,784     X                                   75,000         12,784
DIEBOLD INC                     COM      253651 10 3     889    38,440     X                                   30,000          8,440
DISNEY WALT CO                  COM      254687 10 6   3,279   126,305     X                                   52,294         74,011
DOW CHEMICAL                    COM      260543 10 3     229     2,019     X                                                   2,019
DU PONT E I DE NEMOURS & CO     COM      263534 10 9   3,514    57,921     X                                   25,000         32,921
DUKE ENERGY CORP                COM      264399 10 6   2,733    49,575     X                                   42,000          7,575
EMERSON ELEC CO                 COM      291011 10 4   1,521    24,070     X                                   21,000          3,070
ENRON CORP                      COM      293561 10 6   4,744   115,310     X                                   50,000         65,310
EXXON CORP                      COM      302290 10 1   2,292    30,162     X                                                  30,162
FPL GROUP INC                   COM      302571 10 4   2,307    45,800     X                                   45,000            800
FEDERAL HOME LN MTG CORP        COM      313400 30 1   5,672   109,086     X                                   36,000         73,086
FEDERAL NATL MTG ASSN           COM      313586 10 9   2,161    34,480     X                                                  34,480
FEDERATED DEPT STORES INC DEL   COM      31410H 10 1     415     9,500     X                                                   9,500
FIDELITY FINANCIAL OF OHIO      COM      31614P 10 7     311    17,087     X                                                  17,087
FIFTH THIRD BANCORP             COM      316773 10 0   6,774   111,332     X                                    6,750        104,582
FIRST VA BANKS INC              COM      337477 10 3     209     4,800     X                                                   4,800
FIRSTAR CORP                    COM      33763V 10 9   3,452   134,725     X                                   24,000        110,725
FORD MTR CO DEL                 COM      345370 10 0     826    16,431     X                                                  16,431
GTE CORP                        COM      362320 10 3   5,826    75,785     X                                   45,000         30,785
GANNETT INC                     COM      364730 10 1     346     5,000     X                                                   5,000
GAP INC DEL                     COM      364760 10 8   5,185   162,036     X                                   99,375         62,661
GENERAL ELEC CO                 COM      369604 10 3   7,347    61,970     X                                   21,000         40,970
HEWLETT PACKARD CO              COM      428236 10 3   5,025    55,135     X                                   23,100         32,035
HOME DEPOT INC                  COM      437076 10 2     521     7,594     X                                                   7,594
HORACE MANN EDUCATORS CORP NEW  COM      440327 10 4   1,600    61,975     X                                   40,000         21,975
HUBBELL INC                     CL B     443510 20 1     206     6,450     X                                                   6,450
HUNTINGTON BANCSHARES INC       COM      446150 10 4     414    15,573     X                                                  15,573
INDIANA ENERGY INC              COM      454707 10 0     201     9,999     X                                                   9,999
INDYMAC MTG HLDGS INC           COM      456607 10 0   1,443    96,205     X                                                  96,205
INTEL CORP                      COM      458140 10 0   9,883   132,992     X                                   52,800         80,192
INTERNATIONAL BUSINESS MACHS    COM      459200 10 1   1,106     9,139     X                                                   9,139
JOHNSON & JOHNSON               COM      478160 10 4   4,309    46,900     X                                   22,000         24,900
KANSAS CITY PWR & LT CO         COM      485134 10 0   1,293    53,450     X                                   50,000          3,450
KEYCORP NEW                     COM      493267 10 8     994    38,503     X                                                  38,503
KIMBERLY CLARK CORP             COM      494368 10 3     253     4,800     X                                                   4,800
KROGER CO                       COM      501044 10 1     216     9,800     X                                                   9,800
LILLY ELI & CO                  COM      532457 10 8   1,049    16,350     X                                                  16,350
LOWES COS INC                   COM      548661 10 7   1,130    23,175     X                                                  23,175
LUCENT TECHNOLOGIES INC         COM      549463 10 7   8,266   127,416     X                                   55,552         71,864
MCN ENERGY GROUP INC            COM      55267J 10 0   1,477    85,950     X                                   70,000         15,950
MCI WORLDCOM INC                COM      55268B 10 6   2,916    40,565     X                                   26,000         14,565
MATTEL INC                      COM      577081 10 2   2,099   110,496     X                                   55,000         55,496
MAY DEPT STORES CO              COM      577778 10 3     219     6,000     X                                                   6,000
MCDONALDS CORP                  COM      580135 10 1   7,172   120,100     X                                   64,800        101,300
MEDTRONIC INC                   COM      585055 10 6   3,136    88,300     X                                   60,000         28,300
MELLON BK CORP                  COM      585509 10 2     695    20,670     X                                                  20,670
MERCK & CO INC                  COM      589331 10 7   4,414    68,110     X                                   20,000         48,110
MERRILL LYNCH & CO INC          COM      590188 10 8     263     3,900     X                                                   3,900
MICROSOFT CORP                  COM      594918 10 4     935    10,320     X                                                  10,320
MINNESOTA MNG & MFG CO          COM      604059 10 5     300     3,120     X                                                   3,120
MOBIL CORP                      COM      607059 10 2     524     5,200     X                                                   5,200
MONSANTO CO                     COM      611622 10 7     343     9,600     X                                                   9,600
MOTOROLA INC                    COM      620076 10 9   2,784    31,635     X                                   11,250         20,385
NEWELL RUBBERMAID CO            COM      651192 10 6   2,007    70,250     X                                   35,000         35,250
NEWS CORP LTD - SPONS           ADR      652487 70 3     201     7,525     X                                                   7,525
NORTEL NETWORKS CORP            COM      656569 10 0   7,755   152,060     X                                   85,400         66,660
NORTHN STS PWR CO MINN          COM      665772 10 9   1,307    60,600     X                                   60,000            600
ONEOK INC NEW                   COM      682680 10 3     758    25,000     X                                   25,000
PAINE WEBBER GROUP INC          COM      695629 10 5     283     7,800     X                                                   7,800
PEPSICO INC                     COM      713448 10 8   3,337   109,685     X                                   42,800         66,885
PFIZER  INC                     COM      717081 10 3  10,448   291,150     X                                   79,800        211,350
PHILIP MORRIS COS INC           COM      718154 10 7     513    15,020     X                                                  15,020
PITNEY BOWES INC                COM      724479 10 0     439     7,200     X                                                   7,200
PROCTER & GAMBLE CO             COM      742718 10 9   9,024    96,261     X                                   36,200         60,061
PROVIDENT FINL GROUP INC        COM      743866 10 5     280     7,669     X                                                   7,669
QUALCOMM INC                    COM      747525 10 3     435     2,300     X                                                   2,300
RAYTHEON CO                     CL B     755111 40 8     269     5,415     X                                                   5,415
SBC COMMUNICATIONS INC          COM      78387G 10 3     972    19,033     X                                                  19,033
SARA LEE CORP                   COM      803111 10 3   2,062    88,150     X                                   41,600         46,550
SCANA CORP                      COM      805898 10 3   1,451    60,000     X                                   60,000
SCHERING PLOUGH CORP            COM      806605 10 1   1,771    40,600     X                                                  40,600
SHELL TRANSPORT & TR-SP         ADR      822703 60 9     218     4,800     X                                                   4,800
SUN MICROSYSTEMS INC            COM      866810 10 4  10,667   114,700     X                                   58,000         56,700
SUNTRUST BANKS INC              COM      867914 10 3     380     5,784     X                                    5,000            784
TJX COMPANIES INC               COM      872540 10 9   2,207    78,650     X                                   46,000         32,650
TORONTO - DOMINION BANK         COM      891160 50 9     222    11,400     X                                                  11,400
VODAFONE AIRTOUCH               COM      92857T 10 7     622     2,617     X                                                   2,617
WICOR INC                       COM      929253 10 2   1,453    50,000     X                                   50,000
WACHOVIA CORP                   COM      929771 10 3     788    10,019     X                                                  10,019
WAL MART STORES INC             COM      931142 10 3     724    15,220     X                                                  15,200
WARNER LAMBERT CO               COM      934488 10 7   1,254    18,900     X                                                  18,900
WELLS FARGO & CO NEW            COM      949746 10 1   3,956    99,845     X                                   30,000         69,845